Derivative Instruments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) day $ / shares shares	Dec. 31, 2023 USD ($) day $ / shares shares	Dec. 06, 2023 $ / shares
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Threshold consecutive trading days ending on the third day prior to notice of redemption	10 days	10 days
Warrant Redemption Scenario One
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Redemption, stock price threshold (in dollars per share)	$ 540.00	$ 540.00
Redemption price (in dollars per share)	$ 0.01	$ 0.30
Redemption notice period	30 days	30 days
Redemption, threshold trading days | day	20	20
Redemption, threshold consecutive trading days	30 days	30 days
Redemption period	30 days	30 days
Warrant Redemption Scenario Two
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Redemption, stock price threshold (in dollars per share)	$ 300.00	$ 300.00
Redemption price (in dollars per share)	$ 0.10	$ 3.00
Redemption notice period	30 days	30 days
Reference value (in dollars per share)	$ 540.00	$ 540.00
Common Stock Public Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants issued (in shares) | shares	18,633,301	18,633,301
Warrants liabilities | $	$ 400,000	$ 400,000
Exercise price of warrants or rights (in dollars per share)	$ 345.00	$ 345.00	$ 11.50
Common Stock Private Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of warrants issued (in shares) | shares	199,997	199,997
Warrants liabilities | $	$ 5,000	$ 4,200